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                           MFS INVESTMENT MANAGEMENT
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        August 1, 2002


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re:  MFS(R)Series Trust V (the "Trust") (File Nos. 2-38613 and 811-2031) on
          Behalf  of   MFS(R)Total   Return   Fund,   MFS(R)Research   Fund  and
          MFS(R)International New Discovery Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 52 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 30, 2002.

     Please call the undersigned or Karen M. Ray at (617) 954-5801 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn